Consolidated Condensed Interim Statements of Financial Position - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Current
Cash	$ 621,086	$ 1,150,891
Accounts receivable, net of allowances	1,790,569	2,831,942
Current portion of finance lease receivables	45,893	111,529
Inventory	28,167,070	32,010,631
Prepaids and deposits	1,011,361	748,362
Total current assets	31,635,979	36,853,355
Non-current
Finance lease receivables	102,677	1,046,855
Right of use assets	3,385,382	4,124,563
Property and equipment	1,813,242	2,763,525
Restricted deposit	429,752	414,985
Other assets	1	1
Total assets	37,367,033	45,203,284
Current
Line of credit	5,846,451	7,463,206
Term loan facility	3,818,425	2,267,897
Accounts payable and accrued liabilities	3,022,136	2,977,251
Current portion of deferred revenue	3,984,687	7,066,145
Current portion of lease liabilities	258,899	630,207
Current portion of loans payable to related parties	1,095,420	0
Current portion of warranty liability	774,378	750,806
Current portion of contingent liability	0	136,078
Total current liabilities	18,800,396	21,291,590
Non-current
Deferred revenue	6,858,820	2,876,240
Lease liabilities	3,727,384	4,006,004
Contingent liability	1,391,746	1,255,668
Loans payable to related parties	2,668,708	2,432,180
Other liabilities	19,274	25,699
Warranty liability	1,762,544	1,749,084
Total liabilities	35,228,872	33,636,465
Equity
Share capital	80,538,262	76,393,993
Reserves	15,183,503	14,305,642
Accumulated other comprehensive loss	13,763	(111,896)
Accumulated deficit	(93,597,367)	(79,020,920)
Total equity	2,138,161	11,566,819
Total liabilities and equity	$ 37,367,033	$ 45,203,284